17. RELATED PARTIES TRANSACTIONS (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Finance income	$ 96	$ 99	$ 62
Total related parties
Disclosure of transactions between related parties [line items]
Finance income	3	3	3
TGS
Disclosure of transactions between related parties [line items]
Finance income	$ 3	$ 3	$ 3